SCHEDULE OF REVENUES, SIGNIFICANT SEGMENT EXPENSES, OTHER SEGMENT ITEMS AND THE MEASURE OF SEGMENT PROFIT OR LOSS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 433,784	$ 471,198	$ 734,893	$ 1,783,130
Cost of revenue	316,938	308,320	480,521	944,706
Selling and marketing	24,952	26,860	50,170	73,614
General and administrative	98,678	115,390	292,259	309,250
Interest income, net	(38)	(25)	49	(89)
Other expense, net	1,130	538	1,825	1,059
Other segment items
Net income (loss)	(7,876)	20,115	$ (89,931)	$ 454,590
Single Segment [Member]
Segment Reporting [Line Items]
Revenue	433,784	471,198
Cost of revenue	316,938	308,320
Selling and marketing	24,952	26,860
General and administrative	98,678	115,390
Interest income, net	(38)	(25)
Other expense, net	1,130	538
Other segment items
Net income (loss)	$ (7,876)	$ 20,115